Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year	$ 92,040	$ 62,697	$ 63,593
Items that will not be reclassified subsequently to profit or loss:
Change in fair value of instruments at FVOCI, net of hedging	0	0	546
Items that are or may be reclassified subsequently to profit or loss:
Change in fair value on financial instruments, net of hedging	19,613	(12,252)	2,265
Reclassification of gains (losses) on financial instruments to profit or loss	60	48	(425)
Exchange difference in conversion of foreign currency operation	0	448	(360)
Other comprehensive income (loss)	19,673	(11,756)	2,026
Total comprehensive income for the year	$ 111,713	$ 50,941	$ 65,619